Summary of Significant Accounting Policies - Schedule of Revenues,Long-Lived assets, Inventory and Property and Equipment for Operating Segments (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 560,692	$ 410,280	$ 893,272	$ 886,403	$ 1,484,235	$ 3,640,796
Operating Earnings (Loss)	(642,422)	$ (123,319)	(1,095,041)	$ (527,330)	(1,228,743)	(764,158)
Property and Equipment, Net	64,986		64,986		22,027	5,807
Additions to (Deletions from) Long-Lived Assets					21,915	1,496
Inventory					221,868	132,747
Total Assets	$ 2,638,328		2,638,328		1,245,566	1,904,300
United States [Member]
Revenues			19,374		435,608	178,886
Operating Earnings (Loss)					(1,539,524)	(1,331,274)
Property and Equipment, Net					0	0
Additions to (Deletions from) Long-Lived Assets					0
Inventory
Total Assets					40,141	130,394
Republic of China (Taiwan) [Member]
Revenues			$ 873,898		1,069,926	3,461,910
Operating Earnings (Loss)					(62,779)	193,086
Property and Equipment, Net					22,027	5,807
Additions to (Deletions from) Long-Lived Assets					21,915	1,496
Inventory					221,868	132,747
Total Assets					1,205,425	1,773,906
Elimination of Intersegment Revenues [Member]
Revenues					$ (21,299)